Financial Instruments - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, notional amount	$ 10.2	$ 7.1
Derivative, notional amount, net	$ 3.3	$ 0.6
Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, term	3 years	2 years